Cash (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash (Textual)
Cash	$ 9,879,169	[1]	$ 7,325,017	[1]	$ 29,336,241	[2]
PRC [Member]
Cash (Textual)
Cash	9,029,095		7,101,505
Hong Kong Special Administrative Region [Member]
Cash (Textual)
Cash	$ 736,386		$ 124,355

[1]	Note 3
[2]	Note 2(d)